Stock-Based Compensation (Details 4) (USD $)	9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended													1 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 UHS Holdco, Inc, (Parent)	Sep. 30, 2011 UHS Holdco, Inc, (Parent)	Dec. 31, 2011 UHS Holdco, Inc, (Parent)	Sep. 30, 2012 Options	Dec. 31, 2011 Options UHS Holdco, Inc, (Parent)	Aug. 11, 2010 Performance Vesting Options	Aug. 10, 2010 Performance Vesting Options	Aug. 11, 2010 Performance Vesting Options July 18, 2007	Aug. 10, 2010 Performance Vesting Options July 18, 2007	Aug. 11, 2010 Performance Vesting Options December 3, 2007	Aug. 10, 2010 Performance Vesting Options December 3, 2007	Aug. 11, 2010 Performance Vesting Options April 1, 2008	Aug. 10, 2010 Performance Vesting Options April 1, 2008	Aug. 11, 2010 Performance Vesting Options April 1, 2009	Aug. 10, 2010 Performance Vesting Options April 1, 2009	Aug. 11, 2010 Performance Vesting Options April 13, 2010	Aug. 10, 2010 Performance Vesting Options April 13, 2010	Aug. 31, 2010 Performance Vesting Options UHS Holdco, Inc, (Parent)
Stock-based compensation
Vesting period										6 years													6 years
Vesting rights (as a percent)																							16.67%
Performance Options Outstanding (in shares)												18,691,000		17,109,000		283,000		28,000		564,000		707,000
Vested Performance Options Outstanding (Prior to Amendment) (in shares)												5,760,000		5,707,000		48,000		5,000
Options Affected by Amendment (in shares)											12,931,000		11,402,000		235,000		23,000		564,000		707,000
Accelerated Options (in shares)											2,996,000		2,850,000		47,000		5,000		94,000
Vested (in shares)																							2,996,000
Non-cash stock-based compensation expense	$ 3,225,000	$ 3,294,000	$ 4,276,000	$ 7,333,000	$ 1,330,000	$ 3,225,000	$ 3,294,000	$ 4,276,000
Unearned non-cash stock-based compensation
Weighted average period for recognition of stock-based compensation expense			1 year 4 months 24 days						1 year 2 months 12 days
Unearned non-cash stock-based compensation expense expected to be recognized			$ 5,400,000						$ 2,200,000
Estimated forfeiture rate (as a percent)			2.00%						2.00%